Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000022323
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.88%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 579,849,027
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$579,849,027
Number of Portfolio Holdings	82
Portfolio Turnover Rate	132%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.3%
Industrials	23.0%
Health Care	13.3%
Consumer Discretionary	11.3%
Energy	4.6%
Financials	4.6%
Communication Services	3.6%
Consumer Staples	2.7%
Short-Term Investments	4.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Monolithic Power Systems, Inc.	3.2%
Teradyne, Inc.	3.1%
Comfort Systems USA, Inc.	2.9%
Targa Resources Corp.	2.7%
Cloudflare, Inc. Class A	2.5%
Datadog, Inc. Class A	2.5%
Lumentum Holdings, Inc.	2.3%
Rocket Lab Corp.	1.9%
Microchip Technology, Inc.	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022324
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$58	1.10%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 579,849,027
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$579,849,027
Number of Portfolio Holdings	82
Portfolio Turnover Rate	132%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.3%
Industrials	23.0%
Health Care	13.3%
Consumer Discretionary	11.3%
Energy	4.6%
Financials	4.6%
Communication Services	3.6%
Consumer Staples	2.7%
Short-Term Investments	4.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Monolithic Power Systems, Inc.	3.2%
Teradyne, Inc.	3.1%
Comfort Systems USA, Inc.	2.9%
Targa Resources Corp.	2.7%
Cloudflare, Inc. Class A	2.5%
Datadog, Inc. Class A	2.5%
Lumentum Holdings, Inc.	2.3%
Rocket Lab Corp.	1.9%
Microchip Technology, Inc.	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022326
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
AssetsNet	$ 112,806,500
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$112,806,500
Number of Portfolio Holdings	66
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.6%
Industrials	18.3%
Consumer Discretionary	9.8%
Financials	9.0%
Utilities	8.0%
Health Care	7.7%
Energy	4.7%
Real Estate	4.2%
Communication Services	3.5%
Consumer Staples	2.9%
Materials	1.0%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Intel Corp.	3.5%
Ryan Specialty Holdings, Inc.	2.6%
Arcosa, Inc.	2.5%
Huntington Bancshares, Inc.	2.4%
IPG Photonics Corp.	2.4%
Coherent Corp.	2.4%
Teledyne Technologies, Inc.	2.3%
Williams Cos., Inc.	2.3%
Lionsgate Studios Corp.	2.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022327
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$59	1.10%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
AssetsNet	$ 112,806,500
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$112,806,500
Number of Portfolio Holdings	66
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.6%
Industrials	18.3%
Consumer Discretionary	9.8%
Financials	9.0%
Utilities	8.0%
Health Care	7.7%
Energy	4.7%
Real Estate	4.2%
Communication Services	3.5%
Consumer Staples	2.9%
Materials	1.0%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Intel Corp.	3.5%
Ryan Specialty Holdings, Inc.	2.6%
Arcosa, Inc.	2.5%
Huntington Bancshares, Inc.	2.4%
IPG Photonics Corp.	2.4%
Coherent Corp.	2.4%
Teledyne Technologies, Inc.	2.3%
Williams Cos., Inc.	2.3%
Lionsgate Studios Corp.	2.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022328
Shareholder Report [Line Items]
Fund Name	Quality Equity Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 977,095,567
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$977,095,567
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	29.7%
Communication Services	19.9%
Financials	17.9%
Consumer Discretionary	13.1%
Health Care	9.2%
Industrials	7.2%
Consumer Staples	1.4%
Energy	1.2%
Materials	0.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	12.3%
Amazon.com, Inc.	9.5%
Applied Materials, Inc.	9.1%
Space Exploration Technologies Corp.	6.8%
Interactive Brokers Group, Inc. Class A	5.3%
Berkshire Hathaway, Inc. Class B	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	3.6%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000035621
Shareholder Report [Line Items]
Fund Name	Quality Equity Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$59	1.12%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
AssetsNet	$ 977,095,567
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$977,095,567
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	29.7%
Communication Services	19.9%
Financials	17.9%
Consumer Discretionary	13.1%
Health Care	9.2%
Industrials	7.2%
Consumer Staples	1.4%
Energy	1.2%
Materials	0.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	12.3%
Amazon.com, Inc.	9.5%
Applied Materials, Inc.	9.1%
Space Exploration Technologies Corp.	6.8%
Interactive Brokers Group, Inc. Class A	5.3%
Berkshire Hathaway, Inc. Class B	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	3.6%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000022322
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/amt
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.93%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 79,181,839
Holdings Count | Holding	542
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$79,181,839
Number of Portfolio Holdings	542
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Corporate Bonds	36.3%
Mortgage-Backed Securities	35.4%
Asset-Backed Securities	19.4%
Loan Assignments	2.2%
Municipal Notes	1.5%
Short-Term Investments	3.8%
Other Assets Less Liabilities	1.4%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Federal Home Loan Mortgage Corp.	7.0%
Federal National Mortgage Association	6.4%
Federal National Mortgage Association Connecticut Avenue Securities	3.9%
State Street Institutional U.S. Government Money Market Fund	3.8%
Trestles CLO Ltd.	3.1%
BX Trust	2.0%
RR Ltd.	1.8%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.7%
Goldman Sachs Group, Inc.	1.7%
Government National Mortgage Association	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.